New standards and amendments and interpretations of existing standards (Details Text) R$ in Thousands	12 Months Ended
Dec. 31, 2019 BRL (R$)
New Standards And Amendments And Interpretations Of Existing Standards Details Text [Abstract]
Balances leases of properties and equipment	98.00%
Assets and Liabilities	R$ 4,176,611
Discount rate, depending on the term of the lease of each contract	6.59% and 9.97%